Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2015	Dec. 29, 2010
Income Tax Disclosure [Line Items]
Tax exempt profits	$ 13,080
Income tax liability that would have been incurred if the Company's retained tax-exempt income is distributed	3,210
Balance of total unrecognized tax benefits	322	272	97
Approved Enterprise
Income Tax Disclosure [Line Items]
Income tax holiday, description	The Company has been granted "Approved Enterprise" Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the "Approved Enterprise" program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years
Development Zone A
Income Tax Disclosure [Line Items]
Reduced tax rate	7.00%	7.00%	10.00%	10.00%
Development Zone A | Scenario, Forecast
Income Tax Disclosure [Line Items]
Reduced tax rate					6.00%
Other Areas
Income Tax Disclosure [Line Items]
Reduced tax rate	12.50%	12.50%	15.00%	15.00%
Other Areas | Scenario, Forecast
Income Tax Disclosure [Line Items]
Reduced tax rate					12.00%
Minimum
Income Tax Disclosure [Line Items]
Effective income tax rate						25.00%
Minimum | Approved Enterprise
Income Tax Disclosure [Line Items]
Reduced tax rate	10.00%
Maximum | Approved Enterprise
Income Tax Disclosure [Line Items]
Reduced tax rate	25.00%
Israel Tax Authority
Income Tax Disclosure [Line Items]
Corporate tax rate in effect	26.50%	25.00%	25.00%	24.00%
Capital tax losses	$ 197
Israel Tax Authority | Dividend paid [Member]
Income Tax Disclosure [Line Items]
Corporate tax rate in effect	20.00%
Israel Tax Authority | Development Zone A
Income Tax Disclosure [Line Items]
Corporate tax rate in effect	9.00%
Israel Tax Authority | Other Areas
Income Tax Disclosure [Line Items]
Corporate tax rate in effect	16.00%